Investment in NSURE, Inc. (Details Narrative) - USD ($)		1 Months Ended		6 Months Ended
	Feb. 19, 2020	Feb. 29, 2020	Nov. 30, 2018	Jun. 30, 2020	Jun. 30, 2019	Aug. 20, 2020	Aug. 05, 2020	Jun. 01, 2020	Dec. 31, 2019	Dec. 31, 2018
Investments				$ 1,200,000
Number of shares of common stock, shares			16,400,000
Proceeds from issuance of common stock				1,000,000
NSURE, Inc. [Member] | Third-Party Individual [Member]
Number of shares of common stock, shares		4,000,000
Proceeds from issuance of common stock		$ 1,000,000
NSURE, Inc. [Member] | Subsequent Event [Member] | Third-Party Individual [Member]
Number of shares of common stock, shares		4,000,000
Proceeds from issuance of common stock		$ 1,000,000
Securities Purchase Agreement [Member] | NSURE, Inc. [Member]
Investments						$ 50,000	$ 100,000	$ 200,000
Securities Purchase Agreement [Member] | NSURE, Inc. [Member] | First Tranche [Member]
Investments	$ 1,000,000
Securities Purchase Agreement [Member] | NSURE, Inc. [Member] | First Tranche [Member] | Subsequent Event [Member]
Investments	1,000,000
Securities Purchase Agreement [Member] | NSURE, Inc. [Member] | Second Tranche [Member]
Investments	3,000,000
Securities Purchase Agreement [Member] | NSURE, Inc. [Member] | Second Tranche [Member] | Subsequent Event [Member]
Investments	3,000,000
Securities Purchase Agreement [Member] | NSURE, Inc. [Member] | Third Tranche [Member]
Investments	16,000,000
Securities Purchase Agreement [Member] | NSURE, Inc. [Member] | Third Tranche [Member] | Subsequent Event [Member]
Investments	$ 16,000,000
Securities Purchase Agreement [Member] | NSURE, Inc. [Member] | Class A Common Stock [Member]
Investments				$ 43,781				$ 58,375
Number of shares of common stock, shares	5,837,462
Common stock percentage	35.00%
Securities Purchase Agreement [Member] | NSURE, Inc. [Member] | Class A Common Stock [Member] | Subsequent Event [Member]
Number of shares of common stock, shares	5,837,462
Common stock percentage	35.00%
Securities Purchase Agreement [Member] | NSURE, Inc. [Member] | Class A Common Stock [Member] | First Tranche [Member]
Number of shares of common stock, shares	291,873
Securities Purchase Agreement [Member] | NSURE, Inc. [Member] | Class A Common Stock [Member] | First Tranche [Member] | Subsequent Event [Member]
Number of shares of common stock, shares	291,873
Ownership interest	3.00%
Securities Purchase Agreement [Member] | NSURE, Inc. [Member] | Maximum [Member]
Investments	$ 20,000,000
Securities Purchase Agreement [Member] | NSURE, Inc. [Member] | Maximum [Member] | Subsequent Event [Member]
Investments	$ 20,000,000